Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 17, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheets
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Redeemable convertible preferred stock, shares authorized (in shares)	29,723,540	29,723,540			29,723,540
Redeemable convertible preferred stock, shares issued (in shares)	29,555,538	29,555,538		29,555,538	29,555,538	29,555,538
Redeemable convertible preferred stock, shares outstanding (in shares)	29,555,538	29,555,538			29,555,538
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	58,251,629	58,251,629			58,251,629
Common stock, shares issued (in shares)	19,203,330	19,197,914			19,134,164
Common stock, shares outstanding (in shares)	19,203,330	19,197,914			19,134,164
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, liquidation preference	$ 85,902	$ 85,902			$ 85,902